Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Net Trade and Other Receivables

	2022	2021
	(in € millions)
Trade receivables	509	443
Less: allowance for expected credit losses	(7)	(6)
Trade receivables – net	502	437
Other	188	184
Total	690	621

Summary of Aging of Group' s Net Trade Receivables
The aging of the Group’s net trade receivables is as follows:

	2022	2021
	(in € millions)
Current	317	268
Overdue 1 – 30 days	91	86
Overdue 31 – 60 days	49	43
Overdue 60 – 90 days	19	17
Overdue more than 90 days	26	23
	502	437

Summary of Movements in Group' s Allowance for Expected Credit Losses
The movements in the Group’s allowance for expected credit losses are as follows:

	2022	2021
	(in € millions)
At January 1	6	4
Provision for expected credit losses	8	7
Reversal of unutilized provisions	(2)	(2)
Receivables written off	(5)	(3)
At December 31	7	6